Investment Objectives and Goals - TrueShares Equity Hedge ETF	Jan. 07, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND Summary— TrueShares Equity Hedge ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of TrueShares Equity Hedge ETF (the “Fund”) is to profit from equity market declines and subsequent reversals
Objective, Secondary [Text Block]	with income as a secondary objective.